INDIA FUND
India Fund
Investment Objective
The India Fund's (the "Fund") investment objective is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the "Corporation"). More information is available in the "Description of Share Classes" section of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INDIA FUND (USD $)		Class A	Class C		Class I
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)		5.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)		none	1.00%	[1]	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)		2.00%	2.00%	[1]	2.00%
Small Account Fee	[2]	20.00	20.00	[1]	20.00
[1]	There is a contingent deferred sales charge on Class C shares if you redeem within 12 months of purchase.
[2]	Effective April 1, 2012 (or as soon as possible thereafter in the Fund's discretion), if your shares are held in a direct account or in an account held by a financial adviser or platform where the Fund pays shareholder servicing fees to the financial intermediary and the value of your account is below $1,000, the Fund may charge you a fee of $20.00 per account that is determined and assessed annually.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INDIA FUND		Class A	Class C	Class I
Management Fees		1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		4.54%	4.36%	4.61%
Total Annual Fund Operating Expenses		5.99%	6.56%	5.81%
Fee Waiver and Expense Reimbursement	[1]	(4.04%)	(3.86%)	(4.11%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.95%	2.70%	1.70%
[1]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.70% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2013. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Expense Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:

If you redeemed your Shares
Expense Example - INDIA FUND (USD $)	Class A	Class C	Class I
1-Year	762	273	173
3-Year	1,914	1,594	1,364
5-Year	3,043	2,874	2,535
10-Year	5,770	5,904	5,382

If you did not redeem your Shares
Expense Example, No Redemption - INDIA FUND (USD $)	Class A	Class C	Class I
1-Year	762	273	173
3-Year	1,914	1,594	1,364
5-Year	3,043	2,874	2,535
10-Year	5,770	5,904	5,382

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Indian companies or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. A majority of the equity securities of Indian companies in which the Fund invests will be publicly-traded securities. The Fund is non-diversified and may invest a relatively high percentage of its assets in a small number of issuers. Nomura Asset Management Singapore Limited ("NAM Singapore"), on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund's investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in India, the Fund's performance is expected to be closely tied to economic and political conditions in India and geopolitical conditions in India. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

There are restrictions on foreign investment and exchange control regulations in India. There can be no assurance that these restrictions and regulations will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Non-Diversification Risk – Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any singular event affecting those issuers than is a diversified fund.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.

Bar Chart and Performance Information

The bar chart and table below show the returns for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index.The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.

Class A Annual Total Returns (%) as of December 31 each year

Best Quarter 6/30/09, was 57.39% ; and Worst Quarter 9/30/11, was -20.90%
Performance Table Average Annual Total Returns (%) as of December 31, 2011
Average Annual Total Returns - INDIA FUND		Inception date	1 Year	Lifetime
Class A		Dec. 29, 2008	(35.88%)	11.54%
Class A Return after Taxes on Distributions		Dec. 29, 2008	(39.58%)	5.02%
Class A Return after Taxes on Distributions and Sale of Fund Shares		Dec. 29, 2008	(25.73%)	6.19%
Class C		Dec. 29, 2008	(36.38%)	10.71%
Class I		Dec. 29, 2008	(35.80%)	11.77%
MSCI India Index (reflects no deductions for fees, expenses or taxes)	[1]		(37.17%)	16.60%
[1]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.

After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.